Consolidated statement of income - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Interest income (Note 14)
Loans	[1]	$ 3,120	$ 3,658	$ 4,069	$ 10,764	$ 11,957
Securities	[1]	568	698	720	1,996	2,072
Securities borrowed or purchased under resale agreements	[1]	113	278	378	755	1,099
Deposits with banks	[1]	37	68	104	207	292
Interest income	[1]	3,838	4,702	5,271	13,722	15,420
Interest expense (Note 14)
Deposits		913	1,608	2,117	4,504	6,382
Securities sold short		57	63	80	195	227
Securities lent or sold under repurchase agreements		83	207	321	585	891
Subordinated indebtedness		33	44	50	123	142
Other		23	18	9	63	28
Interest expense		1,109	1,940	2,577	5,470	7,670
Net interest income		2,729	2,762	2,694	8,252	7,750
Non-interest income
Underwriting and advisory fees		123	116	112	365	370
Deposit and payment fees		176	197	232	595	680
Credit fees		261	240	249	755	710
Card fees		98	85	117	305	348
Investment management and custodial fees		336	339	335	1,025	964
Mutual fund fees		391	384	403	1,184	1,192
Insurance fees, net of claims		94	95	102	291	323
Commissions on securities transactions		88	110	78	279	236
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net		270	73	180	608	593
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net		10	(16)	5	5	28
Foreign exchange other than trading		63	68	84	189	245
Income from equity-accounted associates and joint ventures		25	24	25	67	70
Other		44	101	116	221	330
Non-interest income		1,979	1,816	2,038	5,889	6,089
Total revenue		4,708	4,578	4,732	14,141	13,839
Provision for credit losses (Note 6)		525	1,412	291	2,198	884
Non-interest expenses
Employee compensation and benefits (Note 13)		1,512	1,479	1,469	4,888	4,290
Occupancy costs		202	215	220	623	662
Computer, software and office equipment		474	479	476	1,423	1,381
Communications		79	82	76	236	232
Advertising and business development		51	72	93	200	264
Professional fees		51	49	59	150	159
Business and capital taxes		22	29	29	87	85
Other		311	299	248	864	945
Non-interest expenses		2,702	2,704	2,670	8,471	8,018
Income before income taxes		1,481	462	1,771	3,472	4,937
Income taxes		309	70	373	696	1,009
Net income		1,172	392	1,398	2,776	3,928
Net income (loss) attributable to non-controlling interests		2	(8)	6	1	17
Preferred shareholders		31	30	28	92	79
Common shareholders		1,139	370	1,364	2,683	3,832
Net income attributable to equity shareholders		$ 1,170	$ 400	$ 1,392	$ 2,775	$ 3,911
Earnings per share (in dollars) (Note 12)
Basic		$ 2.56	$ 0.83	$ 3.07	$ 6.03	$ 8.63
Diluted		2.55	0.83	3.06	6.02	8.61
Dividends per common share (in dollars)		$ 1.46	$ 1.46	$ 1.40	$ 4.36	$ 4.16

[1]	Interest income included $3.5 billion for the quarter ended July 31, 2020 (April 30, 2020: $4.2 billion; July 31, 2019: $4.8 billion) and $12.4 billion for the nine months ended July 31, 2020 (July 31, 2019: $14.0 billion) calculated based on the effective interest rate method.